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                            OHIO NATIONAL FUND, INC.

        SUPPLEMENT DATED MAY 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006


On March 14, 2006 the Board of Directors of Ohio National Fund, Inc. voted to terminate the Sub-Advisory Agreement between the Fund, the Adviser and Founders Asset Management related to the Discovery Portfolio. The effective date of the termination is May 18, 2006. Until such time as a new Sub-Advisory Agreement with Neuberger Berman Management, Inc. is approved, the following sections of the prospectus dated May 1, 2006 should be supplemented with the following information.

All references to the Millennium Portfolio should be read as the Discovery Portfolio.

All references to Neuberger Berman Management, Inc. should be read as Founders Asset Management, Inc.

The following information should supplement in the in formation in the prospectus related to the Sub-Advisers:

Founders Asset Management LLC (Founders) has managed the Discovery portfolio since May 1994. Founders is located at 210 University Boulevard, Suite 800, Denver, Colorado 80206. It manages the Dreyfus Founders group of mutual funds and private investment accounts. Founders was established in 1938. In 1998 it became a subsidiary of Mellon Bank. Effective March 30, 2004, there will be a reorganization of certain entities within the Mellon Financial Corporation organization. After the reorganization, Founders will be a wholly-owned subsidiary of Dreyfus Services Corporation, which will be a wholly-owned subsidiary of The Dreyfus Corporation, which will be a wholly-owned subsidiary of Mellon Financial Corporation.

The portfolio managers of the Discovery portfolio are James (J.D.) Padgett and Brad Orr. Both have managed the Discovery portfolio since 2004. Both portfolio managers jointly make investment decisions for the portfolio. James (J.D.) Padgett is a Chartered Financial Analyst who has been a portfolio manager of Discovery Fund since April 2004. Mr. Padgett joined Founders as an equity analyst in 2002. Mr. Padgett was formerly an equity analyst for Berger Financial LLC from 2000 to 2002, and a portfolio manager at Colorado Public Employees' Retirement Association from 1997 to 2000. Brad Orr is a Chartered Financial Analyst who has been a portfolio manager of Discovery Fund since April 2004. Mr. Orr joined Founders in 1995, and served as an equity analyst for Founders from 1997 to 2004.

The following information is supplemented in the Statement of Additional Information (SAI) dated May 1, 2006 regarding portfolio manager compensation, conflicts of interest and ownership of Fund shares:

DISCOVERY PORTFOLIO

PORTFOLIO MANAGERS: James (J.D.) Padgett and Bradley C. Orr

OTHER ACCOUNTS MANAGED:

James (J.D.) Padgett

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Total Number of Other Accounts Managed / Total Assets
-------------------------------------------------------------------------------
Registered Investment Companies 3 funds*/ $995,463,722
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Other Pooled Investment Vehicles 0
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Other Accounts 1 Account/$2,331,374
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* The advisory fee for one of these accounts, which has total assets of
$226,127,654, is based on the performance of the account.




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Bradley C. Orr


-------------------------------------------------------------------------------
Total Number of Other Accounts Managed / Total Assets
-------------------------------------------------------------------------------
Registered Investment Companies 3 funds*/ $995,463,722
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Other Pooled Investment Vehicles 0
-------------------------------------------------------------------------------
Other Accounts 1 Account/$2,331,374
-------------------------------------------------------------------------------

* The advisory fee for one of these accounts, which has total assets of $226,127,654, is based on the performance of the account.

CONFLICTS OF INTEREST: Conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

- The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of any one account. Founders seeks to manage such competing interests by having portfolio managers focus on a portfolio investment discipline. Most accounts managed by a portfolio manager are managed using the same investment strategies.

- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, any one account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Founders has adopted procedures designed to ensure that, over time, allocations of trades and initial public offering ("IPO") securities among eligible accounts is fair and equitable.

The appearance of a conflict of interest may arise where Founders has an incentive, such as a performance-based management fee, which relates to the management of one account but not all accounts with respect to which a portfolio manager has day-to-day management responsibilities. Founders has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION: The portfolio managers are compensated by Founders or its affiliates, and not by the fund. The portfolio managers' cash compensation is comprised primarily of a market-based salary and an incentive compensation plan.

The incentive compensation plan is comprised of three components: portfolio performance (weighted 70%), individual qualitative performance (weighted 20%) and Founders' financial performance as measured by Founders' recurring operating income (weighted 10%). Up to 10% of the incentive plan compensation may be paid in Mellon Financial Corporation ("Mellon") restricted stock.

Portfolio performance is measured by the 1-year (weighted 50%), two-year (weighted 25%) and 3-year (weighted 25%) pre-tax annualized total return of all of the portfolio manager's accounts relative to the annualized total return of the appropriate Lipper peer group, measured quarterly. The performance of the Class F shares of the Dreyfus Founders Funds is used as a proxy for the performance of any other accounts managed in substantially the same manner by the portfolio managers (these groups of accounts are referred to as "product lines"). The proxy for the fund is the Dreyfus Founders Discovery Fund. For





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product lines that do not include a Dreyfus Founders Fund, performance is measured using the largest share class of the largest mutual fund in the group.

The portfolio managers' incentive compensation is determined by weighting the performance of the various product lines managed, generally based on their relative assets. The portfolio managers will receive more incentive compensation the higher within the relevant Lipper peer group their product lines are ranked, and will receive less or no incentive compensation (for the performance component of the formula) if their product lines rank lower within their peer group. Individual qualitative performance is based on an evaluation of the portfolio managers' performance by Founders' President and/or Director of Investments. Performance is measured against expectations established from some or all of the following categories: marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; support to colleagues, fund growth/gain in market share, portfolio turnover and cash management. The President and/or Director of Investments may consider additional factors at their discretion.

The portfolio managers have been guaranteed minimum incentive compensation awards for certain calendar years. The portfolio managers are also eligible to participate in Mellon's Long Term Incentive Plan. Under that plan, Mellon restricted stock is awarded at the discretion of Founders' President based on individual performance and contributions to the Investment Department and the Mellon organization. The portfolio managers also may elect to defer a portion of their base salaries and/or incentive compensation pursuant to Mellon's deferred compensation plan.

OWNERSHIP OF SHARES:

James (J.D.) Padgett - None
Bradley C. Orr - None